RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY

Accounts payable and accrued expenses – related party consists of the following:

	As of September 30, 2024	As of December 31, 2023

Accounts payable - related party	$294,281	$388,001
Accrued expenses - related party	3,779,023	3,516,411
Accrued interest - related party	3,013,256	2,680,236
Total accounts payable and accrued expenses - related party	$7,086,560	$6,584,648

Accounts payable and accrued expenses – related party consists of the following:

	As of December 31, 2023	As of December 31, 2022

Accounts payable - related party	$388,001	$356,191
Accrued expenses - related party	3,516,411	3,082,363
Accrued interest - related party	2,680,236	2,276,454

Total accounts payable and accrued expenses - related party	$6,584,648	$5,715,008